PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2021	Oct. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	April 30, 2021	October 31, 2020
Computer equipment	$8,653	$8,653
Finance lease equipment	239,595	239,595
Manufacturing equipment	217,694	171,430
	465,942	419,678
Less: accumulated depreciation	(79,300)	(54,444)
Total property and equipment, net	$386,642	$365,234

	October 31, 2020	October 31, 2019
Computer equipment	$8,653	$8,653
Finance lease equipment	239,595	239,595
Manufacturing equipment	171,430	32,736
	419,678	280,984
Less: accumulated depreciation	(54,444)	(17,669)
Total property and equipment, net	$365,234	$263,315